Other Financial Assets (Tables)	12 Months Ended
Dec. 31, 2019
OTHER FINANCIAL ASSETS
Summary of Other Financial Assets

	Current		Non-current
	12-31-2019	12-31-2018	12-31-2019	12-31-2018
Other Financial Assets	ThCh$	ThCh$	ThCh$	ThCh$
Financial assets at fair value with changes in results	—	90,839	—	—
Financial assets at fair value with changes in other comprehensive income	127,854	269,031	2,349,223	2,352,894
Financial assets Financial assets measured at amortized cost	860,425	880,268	—	689,146
Hedging derivatives	322,316	39,022,012	4,871,397	4,191,543
Non-Hedging derivatives	—	41,023	—	36,086
Total	1,310,595	40,303,173	7,220,620	7,269,669